CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts | ¥	¥ 0	¥ 0
Amounts due from related parties, allowance | ¥	0	0
Accounts payable	1,999,951	1,064,106
Advance from customers	44,793	5,943
Accrued expenses and other current liabilities	352,249	¥ 213,975
Noncurrent operating lease liabilities	¥ 76,360
Class A Ordinary Shares
Ordinary shares, authorized | shares	9,800,000,000	9,800,000,000
Ordinary shares, issued | shares	91,459,708	57,303,093
Ordinary shares, outstanding | shares	91,459,708	57,303,093
Class B Ordinary Shares
Ordinary shares, authorized | shares	200,000,000	200,000,000
Ordinary shares, issued | shares	156,060,279	184,376,679
Ordinary shares, outstanding | shares	156,060,279	184,376,679
Variable Interest Entities
Accounts payable | ¥	¥ 1,996,010	¥ 1,059,676
Advance from customers | ¥	44,380	5,930
Accrued expenses and other current liabilities | ¥	236,708	159,736
Noncurrent operating lease liabilities | ¥	¥ 64,300	¥ 0